TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of trade and other accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Abstract]
Trade accounts receivable	$ 1,364,217	$ 1,132,923
Other accounts receivable	80,919	99,063
Total trade and other accounts receivable	1,445,136	1,231,986
Less: Expected credit loss	(49,317)	(55,937)
Total net trade and accounts receivable	1,395,819	1,176,049
Less: non-current portion – accounts receivable	(13,950)	(12,342)
Trade and other accounts receivable	$ 1,381,869	$ 1,163,707